                                                                     Rule 497(e)
                                                             File Nos. 333-14449
                                                                   and 811-07599

                        SUPPLEMENT DATED AUGUST 26, 2005
                                       TO
                       PROSPECTUS DATED NOVEMBER 30, 2004
                          AS SUPPLEMENTED JUNE 10, 2005
                                       FOR
                    DOMINI INSTITUTIONAL SOCIAL EQUITY FUND(SM)

INVESTMENT STRUCTURE

The Domini Institutional Social Equity Fund (the "Fund") pursues its investment objective by investing all its assets in the Domini Social Index Portfolio (the
"Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. Effective August 1, 2005, the Portfolio
changed its name to the Domini Social Index Trust. All references to the
Portfolio are hereby changed to the Domini Social Index Trust.

MARKET TIMING AND REDEMPTION FEE

The Fund currently deducts a redemption fee of 2% from any redemption or exchange proceeds if a shareholder sells or exchanges shares after holding them for less than 90 days, subject to certain exceptions. Effective October 15,
2005, the Fund will only impose the redemption fee with respect to sales and exchanges of shares held less than 60 days. In addition, the redemption fee is no longer imposed on: (i) redemptions or exchanges of $5,000 or less; (ii)
shares redeemed as a result of any changes in account registration; (iii) shares purchased, exchanged, or redeemed by means of a preapproved Automatic Investment
Plan or Systematic Withdrawal Plan arrangement; (iv) shares redeemed by omnibus accounts maintained by intermediaries that do not have the systematic capability to process the redemption fee; or (v) shares redeemed through certain qualified retirement plans that do not have the systematic capability to process the redemption fee.

Omnibus account arrangements permit financial intermediaries such as brokers and retirement plan administrators to aggregate their clients' transactions. In these circumstances, the Fund does not know the identity of the shareholders in the omnibus account and must rely on systems of the financial intermediary or retirement plan to charge the redemption fee. In addition, the Fund may not be able to review transactions of any particular investor if that investor holds
Fund shares through an omnibus account. The Fund encourages intermediaries that maintain omnibus accounts and retirement plan administrators to develop systems to impose mutual fund redemption fees and improve transparency. Because the Fund may not be able to detect all instances of market timing, particularly in omnibus accounts, there is no guarantee that the Fund will be able to deter or eliminate market timing or excessive trading of Fund shares.

IMPORTANT: Once a redemption order is placed, the transaction CANNOT be cancelled by the shareholder.

                                                                     Rule 497(e)
                                                             File Nos. 333-14449
                                                                   and 811-07599

                        SUPPLEMENT DATED AUGUST 26, 2005
                                       TO
           STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 30, 2004
                                       FOR
                    DOMINI INSTITUTIONAL SOCIAL EQUITY FUND(SM)

INFORMATION CONCERNING FUND STRUCTURE

The Domini Institutional Social Equity Fund (the "Fund") seeks to achieve its investment objective by investing all its assets in the Domini Social Index
Portfolio (the "Portfolio") a diversified open-end management investment company having the same investment objective as the Fund. Effective August 1, 2005, the
Portfolio changed its name to the Domini Social Index Trust. All references to the Portfolio are hereby changed to Domini Social Index Trust.

DETERMINATION OF NET ASSET VALUE; VALUATION OF PORTFOLIO SECURITIES; ADDITIONAL
PURCHASE AND SALE INFORMATION

The Fund currently deducts a redemption fee of 2% from any redemption or exchange proceeds if a shareholder sells or exchanges shares after holding them for less than 90 days, subject to certain exceptions. Effective October 15,
2005, the Fund will only impose the redemption fee with respect to sales and exchanges of shares held less than 60 days. In addition, the redemption fee is no longer imposed on: (i) redemptions or exchanges of $5,000 or less; (ii)
shares redeemed as a result of any changes in account registration; (iii) shares purchased, exchanged, or redeemed by means of a preapproved Automatic Investment
Plan or Systematic Withdrawal Plan arrangement; (iv) shares redeemed by omnibus accounts maintained by intermediaries that do not have the systematic capability to process the redemption fee; or (v) shares redeemed through certain qualified retirement plans that do not have the systematic capability to process the redemption fee.